Supplement to the
Strategic Advisers® Core Multi-Manager Fund
July 30, 2015
Prospectus
As Revised October 14, 2015

OppenheimerFunds, Inc. (OppenheimerFunds) is no longer allocated a portion of the fund's assets to manage. As a result, all biographical information regarding OppenheimerFunds portfolio managers is deleted from this prospectus.

T. Rowe Price Associates, Inc. (T. Rowe Price) is no longer allocated a portion of the fund's assets to manage. As a result, all biographical information regarding T. Rowe Price portfolio managers is deleted from this prospectus.

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the prospectus are replaced with FIAM.

The following information replaces the similar information found under the heading "Investment Adviser" in the "Fund Summary" section.

Strategic Advisers (the Adviser) is the fund's manager. AllianceBernstein L.P. (AB), Aristotle Capital Management, LLC (Aristotle Capital), Brandywine Global Investment Management, LLC (Brandywine Global), ClariVest Asset Management LLC (ClariVest), First Eagle Investment Management, LLC (First Eagle), J.P. Morgan Investment Management Inc. (JPMorgan), Loomis, Sayles & Company, L.P. (Loomis Sayles), LSV Asset Management (LSV), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management Inc. (MSIM), OppenheimerFunds, Inc. (OppenheimerFunds), Pyramis Global Advisors, LLC (Pyramis), Robeco Investment Management, Inc. (dba Boston Partners (BP)), T. Rowe Price Associates, Inc. (T. Rowe Price), and Waddell & Reed Investment Management Company (WRIMCO) have been retained to serve as sub-advisers for the fund. Aristotle Capital, BP, Brandywine Global, ClariVest, Loomis Sayles, LSV, MFS, MSIM, OppenheimerFunds, T. Rowe Price, and WRIMCO have not currently been allocated a portion of the fund's assets to manage.

The following information replaces the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section.

John A. Stone (lead portfolio manager) has managed the fund since 2011.

MMC-16-01  March 07, 2016
1.935070.115

Kurt A. Feuerman (portfolio manager) has managed AB's portion of the fund's assets since 2013.

Colin Morris (co-manager) and Phillip Marriott (co-manager) have managed First Eagle's portion of the fund's assets since 2011.

Helge Skibeli (portfolio manager) has managed JPMorgan's portion of the fund's assets since 2015.

Matthew Fruhan (portfolio manager) has managed Pyramis' portion of the fund's assets since 2013.

The following information replaces similar information for OppenheimerFunds and T. Rowe Price found in the "Fund Management" section.

OppenheimerFunds, at 225 Liberty Street, 11th Floor, New York, New York 10281-1008, has been retained to serve as a sub-adviser for the fund. As of June 30, 2015, OppenheimerFunds and its subsidiaries and controlled affiliates had approximately $235.0 billion in assets under management. OppenheimerFunds has not currently been allocated a portion of the fund's assets to manage.

T. Rowe Price, at 100 East Pratt Street, Baltimore, Maryland 21202, has been retained to serve as a sub-adviser for the fund. As of March 31, 2015, T. Rowe Price had approximately $772.7 billion in assets under management. T. Rowe Price has not currently been allocated a portion of the fund's assets to manage.

Supplement to the
Strategic Advisers® Core Multi-Manager Fund
Class F
July 30, 2015
Prospectus
As Revised October 14, 2015

OppenheimerFunds, Inc. (OppenheimerFunds) is no longer allocated a portion of the fund's assets to manage. As a result, all biographical information regarding OppenheimerFunds portfolio managers is deleted from this prospectus.

T. Rowe Price Associates, Inc. (T. Rowe Price) is no longer allocated a portion of the fund's assets to manage. As a result, all biographical information regarding T. Rowe Price portfolio managers is deleted from this prospectus.

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the prospectus are replaced with FIAM.

The following information replaces the similar information found under the heading "Investment Adviser" in the "Fund Summary" section.

Strategic Advisers (the Adviser) is the fund's manager. AllianceBernstein L.P. (AB), Aristotle Capital Management, LLC (Aristotle Capital), Brandywine Global Investment Management, LLC (Brandywine Global), ClariVest Asset Management LLC (ClariVest), First Eagle Investment Management, LLC (First Eagle), J.P. Morgan Investment Management Inc. (JPMorgan), Loomis, Sayles & Company, L.P. (Loomis Sayles), LSV Asset Management (LSV), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management Inc. (MSIM), OppenheimerFunds, Inc. (OppenheimerFunds), Pyramis Global Advisors, LLC (Pyramis), Robeco Investment Management, Inc. (dba Boston Partners (BP)), T. Rowe Price Associates, Inc. (T. Rowe Price), and Waddell & Reed Investment Management Company (WRIMCO) have been retained to serve as sub-advisers for the fund. Aristotle Capital, BP, Brandywine Global, ClariVest, Loomis Sayles, LSV, MFS, MSIM, OppenheimerFunds, T. Rowe Price, and WRIMCO have not currently been allocated a portion of the fund's assets to manage.

The following information replaces the similar information found under the heading "Portfolio Manager(s) in the "Fund Summary" section.

John A. Stone (lead portfolio manager) has managed the fund since 2011.

MMC-F-16-01  March 07, 2016
1.959651.113

Kurt A. Feuerman (portfolio manager) has managed AB's portion of the fund's assets since 2013.

Colin Morris (co-manager) and Phillip Marriott (co-manager) have managed First Eagle's portion of the fund's assets since 2011.

Helge Skibeli (portfolio manager) has managed JPMorgan's portion of the fund's assets since 2015.

Matthew Fruhan (portfolio manager) has managed Pyramis' portion of the fund's assets since 2013.

The following information replaces similar information for OppenheimerFunds and T. Rowe Price found in the "Fund Management" section.

OppenheimerFunds, at 225 Liberty Street, 11th Floor, New York, New York 10281-1008, has been retained to serve as a sub-adviser for the fund. As of June 30, 2015, OppenheimerFunds and its subsidiaries and controlled affiliates had approximately $235.0 billion in assets under management. OppenheimerFunds has not currently been allocated a portion of the fund's assets to manage.

T. Rowe Price, at 100 East Pratt Street, Baltimore, Maryland 21202, has been retained to serve as a sub-adviser for the fund. As of March 31, 2015, T. Rowe Price had approximately $772.7 billion in assets under management. T. Rowe Price has not currently been allocated a portion of the fund's assets to manage.

Supplement to the
Strategic Advisers® Core Multi-Manager Fund
Class L and Class N
July 30, 2015
Prospectus
As Revised October 14, 2015

OppenheimerFunds, Inc. (OppenheimerFunds) is no longer allocated a portion of the fund's assets to manage. As a result, all biographical information regarding OppenheimerFunds portfolio managers is deleted from this prospectus.

T. Rowe Price Associates, Inc. (T. Rowe Price) is no longer allocated a portion of the fund's assets to manage. As a result, all biographical information regarding T. Rowe Price portfolio managers is deleted from this prospectus.

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the prospectus are replaced with FIAM.

The following information replaces the similar information found under the heading "Investment Adviser" in the "Fund Summary" section.

Strategic Advisers (the Adviser) is the fund's manager. AllianceBernstein L.P. (AB), Aristotle Capital Management, LLC (Aristotle Capital), Brandywine Global Investment Management, LLC (Brandywine Global), ClariVest, First Eagle Investment Management, LLC (First Eagle), J.P. Morgan Investment Management Inc. (JPMorgan), Loomis, Sayles & Company, L.P. (Loomis Sayles), LSV Asset Management (LSV), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management Inc. (MSIM), OppenheimerFunds, Inc. (OppenheimerFunds), Pyramis Global Advisors, LLC (Pyramis), Robeco Investment Management, Inc. (dba Boston Partners (BP)), T. Rowe Price Associates, Inc. (T. Rowe Price), and Waddell & Reed Investment Management Company (WRIMCO) have been retained to serve as sub-advisers for the fund. Aristotle Capital, BP, Brandywine Global, ClariVest, Loomis Sayles, LSV, MFS, MSIM, OppenheimerFunds, T. Rowe Price, and WRIMCO have not currently been allocated a portion of the fund's assets to manage.

The following information replaces the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section.

John A. Stone (lead portfolio manager) has managed the fund since 2011.

Kurt A. Feuerman (portfolio manager) has managed AB's portion of the fund's assets since 2013.

MMC-L-MMC-N-16-01  March 07, 2016
1.9585844.110

Colin Morris (co-manager) and Phillip Marriott (co-manager) have managed First Eagle's portion of the fund's assets since 2011.

Helge Skibeli (portfolio manager) has managed JPMorgan's portion of the fund's assets since 2015.

Matthew Fruhan (portfolio manager) has managed Pyramis' portion of the fund's assets since 2013.

The following information replaces similar information for OppenheimerFunds and T. Rowe Price found in the 'Fund Management" section.

OppenheimerFunds, at 225 Liberty Street, 11th Floor, New York, New York 10281-1008, has been retained to serve as a sub-adviser for the fund. As of June 30, 2015, OppenheimerFunds and its subsidiaries and controlled affiliates had approximately $235.0 billion in assets under management. OppenheimerFunds has not currently been allocated a portion of the fund's assets to manage.

T. Rowe Price, at 100 East Pratt Street, Baltimore, Maryland 21202, has been retained to serve as a sub-adviser for the fund. As of March 31, 2015, T. Rowe Price had approximately $772.7 billion in assets under management. T. Rowe Price has not currently been allocated a portion of the fund's assets to manage.